Significant Accounting Policies (Details Textual) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Warrant [Member]
Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share	17,904,445	17,790,758
Stock options [Member]
Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share	3,545,000	3,115,000
Stock options [Member] | Warrant [Member]
Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share			17,067,870	21,919,699